Document and Entity Information	Jan. 27, 2025
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2024
Registrant Name	Fidelity Hereford Street Trust
Central Index Key	0000917286
Investment Company Type	N-1A
Amendment Flag	false